Loan Portfolio and Allowance for Credit Losses, Amortized Cost Basis of Loans on Nonaccrual Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	$ 16,150
Non-accrual	1,333
Loans Past Due Over 89 Days Still Accruing	0	$ 0
Commercial [Member] | Commercial Real Estate [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	160
Non-accrual	39
Loans Past Due Over 89 Days Still Accruing	0
Commercial [Member] | Other [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	20
Non-accrual	314
Loans Past Due Over 89 Days Still Accruing	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	13,502
Non-accrual	843
Loans Past Due Over 89 Days Still Accruing	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	129
Non-accrual	66
Loans Past Due Over 89 Days Still Accruing	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	2,257
Non-accrual	47
Loans Past Due Over 89 Days Still Accruing	0
Installment [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	82
Non-accrual	24
Loans Past Due Over 89 Days Still Accruing	$ 0